Personnel expenses - Employees by health percentage (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Percentage of employees absence due to sickness	2.10%	2.50%	3.10%